Short-term borrowings and long-term debt (Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Long Term Debt And Capital Lease Obligations Repayments Of Principal [Line Items]
2018	¥ 4,290,449
2019	2,861,129
2020	2,658,721
2021	1,711,573
2022	¥ 1,581,938